EQUITY METHOD INVESTMENT (Details) - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues				$ 172,955,000	$ 166,031,000	$ 210,751,000
Net Income	$ (7,705,427)	$ 4,092,424	$ (4,662,223)
Unconsolidated Subsidiary [Member]
Revenues				1,008,000
Gross profit				1,008,000
Loss from operations				(5,925,000)	(26,137,000)	(11,503,000)
Net Income				$ (6,031,000)	$ (25,136,000)	$ (10,051,000)